Cover page Cover page	Apr. 29, 2021	Oct. 27, 2020
Cover page. [Abstract]
Written Communications	false
Entity Address, Address Line One		358 South Main Street
Entity Tax Identification Number	13-3757370
Entity Central Index Key	0000920148
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	LABORATORY CORPORATION OF AMERICA HOLDINGS
City Area Code	336
Local Phone Number	229-1127
Title of 12(b) Security	Common Stock , $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Address, City or Town		Burlington,
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		27215
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K